Note 13 - Income Taxes - Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal	$ 1,690	$ 2,287	$ 939
State	115	10	55
Total current	1,805	2,297	994
Deferred:
Federal	234	1,412	2,322
State	849	693	806
Total deferred	1,083	2,105	3,128
Income tax expense	$ 2,888	$ 4,402	$ 4,122